Long-Term Borrowings - Additional Information (Detail) - Aegon N.V [member]	12 Months Ended
Dec. 31, 2020
Bottom of range [member]
Disclosure of long-term borrowings [Line Items]
Borrowing maturity	3 years
Long-term borrowing, interest rate	1.00%
Top of range [member]
Disclosure of long-term borrowings [Line Items]
Borrowing maturity	18 years
Long-term borrowing, interest rate	6.625%